Repurchase agreement (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Debt
The following table sets forth data with respect to our repurchase agreements as of September 30, 2013 ($ in thousands):

	Maximum borrowing capacity	Book value of collateral	Amount outstanding
Repurchase agreement due March 21, 2014	$100,000	$165,790	$87,916
Repurchase agreement due March 23, 2015	200,000	270,219	176,583
Repurchase agreement due March 11, 2016	125,000	130,833	74,301
	$425,000	$566,842	$338,800